UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/05

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
01/24/06

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total (x$1000):  $496,491

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                         VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------------  -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp                 COM      00208J108     4302     116230       SH         Sole              116230
Access Integrated Technolo-A       COM      004329108     4923     474300       SH         Sole              474300
Adeza Biomedical Corp              COM      006864102     4507     214100       SH         Sole              214100
Advanced Energy Industries Inc     COM      007973100     3887     328560       SH         Sole              328560
Agnico Eagle Mines                 COM      008474108      198      10000       SH         Sole               10000
Allis-Chalmers Energy, Inc.        COM      019645506     4788     384000       SH         Sole              384000
Anglogold LTD                      COM      035128206     6995     141800       SH         Sole              141800
Arena Resources, Inc. Private      COM      040049108     7485     291262       SH         Sole              291262
B J Services Corp                  COM      055482103     2050      55900       SH         Sole               55900
Bankers Petroleum Ltd              COM      066286105      508     418500       SH         Sole              418500
CE Franklin LTD                    COM      125151100     9468     681610       SH         Sole              681610
Canargo Energy Corp                COM      137225108      363     285900       SH         Sole              285900
Candela Corp                       COM      136907102     4162     288230       SH         Sole              288230
Centillium Communications          COM      152319109     1287     369900       SH         Sole              369900
Delta Petroleum Corp               COM      247907207      934      42900       SH         Sole               42900
Diamond Offshore Drilling          COM      25271C102     6152      88440       SH         Sole               88440
Diedrich Coffee                    COM      253675201     4633     955233       SH         Sole              955233
Diedrick Coffee Warrants 5/8/1     COM      253675110       10     208331       SH         Sole              208331
Dril Quip Inc                      COM      262037104    11656     246950       SH         Sole              246950
E-Z-EM Inc.                        COM      269305405     3798     165830       SH         Sole              165830
Electroglas Inc.                   COM      285324109     6418    2213229       SH         Sole             2213229
Ensco International, Inc.          COM      26874Q100     7360     165950       SH         Sole              165950
Entrust Technologies Inc           COM      293848107    14736    3044607       SH         Sole             3044607
Foster Wheeler Ltd                 COM      G36535139     5912     160730       SH         Sole              160730
FreightCar America Inc.            COM      357023100     9225     191877       SH         Sole              191877
GMX Resources Inc.                 COM      38011M108     1818      50500       SH         Sole               50500
Global Industries                  COM      379336100     6084     536050       SH         Sole              536050
Goodrich Petroleum Corp            COM      382410405     7119     283050       SH         Sole              283050
Graham Corp                        COM      384556106     1122      50100       SH         Sole               50100
Grant Prideco Inc.                 COM      38821G101    10500     237980       SH         Sole              237980
Grey Wolf Inc.                     COM      397888108     5668     733279       SH         Sole              733279
Intevac                            COM      461148108     4191     317500       SH         Sole              317500
KFX Inc.                           COM      48245L107    57777    3370900       SH         Sole             3370900
KFX Inc.Warrants 7/19/10           COM      48245L115   104885    7288750       SH         Sole             7288750
LKQ Corp                           COM      501889208     9540     275570       SH         Sole              275570
Lufkin Industries Inc.             COM      549764108     9514     190773       SH         Sole              190773
Metretek Technologies Inc.         COM      59159Q107      403      45000       SH         Sole               45000
NQL Energy Services Inc            COM      62936W108      525      90900       SH         Sole               90900
National Oilwell Varco, Inc.       COM      637071101    17293     275798       SH         Sole              275798
Natural Gas Services Group         COM      63886Q109     4540     267700       SH         Sole              267700
NetFlix                            COM      64110L106     8614     318324       SH         Sole              318324
Nuance Communications Inc.         COM      67020Y100     9408    1233000       SH         Sole             1233000
Ominicell Inc.                     COM      68213N109     6670     558134       SH         Sole              558134
On Assignment Inc.                 COM      682159108     8481     777397       SH         Sole              777397
Pan American Silver Corp           COM      697900108     4227     224460       SH         Sole              224460
Parallel Petroleum                 COM      699157103     6548     384960       SH         Sole              384960
PetroHawk                          COM      716495106      754      57040       SH         Sole               57040
Pride International Inc.           COM      74153Q102     6822     221841       SH         Sole              221841
Rowan Companies                    COM      779382100     4415     123890       SH         Sole              123890
Seitel Inc.                        COM      816074405     9241    4421366       SH         Sole             4421366
Sirenza Microdevices               COM      82966T106     1955     424130       SH         Sole              424130
Spectranetics Corporation          COM      84760C107    11173     993200       SH         Sole              993200
Standard Microsystems              COM      853626109     6030     210180       SH         Sole              210180
Tesco Corp                         COM      88157K101     4788     258540       SH         Sole              258540
Toreador Resources Corp            COM      891050106     4182     198469       SH         Sole              198469
Transocean Inc.                    COM      G90078109     9428     135280       SH         Sole              135280
Treasure Island Royalty Trust      COM      894626209     1697    1844442       SH         Sole             1844442
Tyner Resources Limited            COM      902390103      455     459700       SH         Sole              459700
Ultra Petroleum Corp               COM      903914109     6255     112100       SH         Sole              112100
W-H Energy Services                COM      9.29E+112     8179     247240       SH         Sole              247240
WebSideStory Inc.                  COM      947685103     5645     311387       SH         Sole              311387
Western Silver Corp                COM      959531104     2803     248910       SH         Sole              248910
Zygo Corp                          COM      989855101     1985     135100       SH         Sole              135100
REPORT SUMMARY                         63 DATA RECORDS  496491                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
